Balance sheet details (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance sheet details
5. Balance sheet details
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):
	March 31,	December 31,
	2023	2022
Accrued expenses:
Accrued transaction costs	$—	$2,459
Accrued professional services	2,243	1,858
Accrued compensation and related benefits	2,392	1,641
Other accruals	211	233
Other current liabilities:
Other payroll expenses	$605	$451
Customer deposit	45	45
Current portion of operating lease liabilities	1,484	1,533
Promissory note, related party (Refer to Note 9 - Related party)	420	420
Transaction costs	2,459	—
Total accrued expenses and other current liabilities	$9,859	$8,640
Prepaid expenses and other current assets consisted of the following (in thousands):
	March 31,	December 31,
	2023	2022
Prepaid expenses:
Prepaid services	$348	$391
Prepaid software	403	559
Prepaid rent	160	96
Prepaid commissions	223	268
Prepaid insurance	871	697
Other	128	89
Other current assets:
Directors and Officers insurance	$580	$1,449
Unbilled receivables	59	58
Security deposits	42	36
Receivable research incentives	328	264
Total prepaid expenses and other current assets	$3,142	$3,907

5. Balance sheet details
Inventories
Inventories consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021
Raw materials	$2,170	$2,103
Work-in-process	26	11
Total inventories	$2,196	$2,114
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021
Accrued expenses:
Accrued transaction costs	$2,459	$—
Accrued professional services	1,858	1,953
Accrued compensation and related benefits	1,641	1,108
Other accruals	233	318
Other current liabilities:
Other payroll expenses	$451	$175
Customer deposit	45	21
Current portion of long term debt, net	—	39
Total accrued expenses and other current liabilities	$6,687	$3,614
Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021
Prepaid expenses:
Prepaid services	$391	$125
Prepaid software	559	531
Prepaid rent	96	151
Prepaid commissions	268	84
Prepaid insurance	697	—
Other	89	156
Other current assets:
Directors and Officers insurance	$1,449	$—
Unbilled receivables	58	17
Security deposits	36	52
Total prepaid expenses and other current assets	$3,643	$1,116
Other noncurrent assets
Other noncurrent assets consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021
Investment in securities	$1,168	$1,169
Long-term deposits	183	184
Total other noncurrent assets	$1,351	$1,353